Senior Notes and Notes Payable and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Senior Notes

Senior notes consisted of the following (in thousands):

	December 31,
	2014	2013
4.375% Senior Notes due June 15, 2019, net of discount	$445,501	$—
5.875% Senior Notes due June 15, 2024, net of discount	442,001	—
	$887,502	$—

Components of Notes Payable and Other Borrowings

Notes payable and other borrowings consisted of the following (in thousands):

	December 31,
	2014	2013
Unsecured revolving Credit Facility	$260,000	$—
Seller financed loans	14,677	—
Debt payable to Weyerhaeuser	—	834,589
	$274,677	$834,589